Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Common Share
Net income	$ 4,649	$ 3,488	$ 14,742	$ 12,610	$ 8,535
Basic:
Weighted average shares outstanding	26,176	20,775	22,625	20,748	19,382
Earnings Per Share, Basic	$ 0.18	$ 0.17	$ 0.65	$ 0.61	$ 0.44
Diluted:
Effect of dilutive securities - options	183	132	290	132	23
Weighted Average Number of Shares Outstanding, Diluted, Total	26,359	20,907	22,915	20,880	19,405
Earnings Per Share, Diluted	$ 0.18	$ 0.17	$ 0.64	$ 0.60	$ 0.44